RELATED PARTY TRANSACTIONS - Disclosure of expenses related to key management personnel (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Disclosure of transactions between related parties [abstract]
Professional fees	$ 120,000	$ 144,000	$ 87,074
Research and development	575,396	572,700	772,596
Consulting fees	0	174,215	0
Share-based compensation included in directors' compensation	1,156,523	99,438	136,612
Share-based compensation included in professional fees	0	0	23,126
Share-based compensation included in research and development	32,390	123,052	236,652
Total expenses related to key management personnel	$ 1,884,309	$ 1,113,405	$ 1,256,060